Statement of Operations	7 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
General and administrative expenses	$ 306,904
Loss from operations	(306,904)
Other income (expense):
Warrant issuance transaction costs	(889,980)
Change in fair market value of derivative warrant liabilties	(16,260,669)
Innterest earned on Trust Account	82,119
Loss before provision for income taxes	(17,375,434)
Provision for income taxes
Net loss	$ (17,375,434)
Class A Common Stock
Two Class Method:
Weighted average shares outstanding (in Shares) | shares	34,500,000
Net income per common stock, basic and diluted (in Dollars per share) | $ / shares
Class B Common Stock
Two Class Method:
Weighted average shares outstanding (in Shares) | shares	8,030,048
Net income per common stock, basic and diluted (in Dollars per share) | $ / shares	$ (2.16)